Treasury shares (Tables)	12 Months Ended
Dec. 31, 2023
Treasury shares transaction [line items]
Schedule of Treasury Shares

	Number of shares 000s	£m
At 31 December 2021	1,571	12

Purchase of treasury shares	4,513	37

Release of treasury shares	(4,220)	(34)

At 31 December 2022	1,864	15
Purchase of treasury shares	3,991	35

Release of treasury shares	(3,695)	(31)

At 31 December 2023	2,160	19